Liquidity and Going Concern (Details)	12 Months Ended
	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2021 JPY (¥)	Apr. 30, 2023 USD ($)
Liquidity and Going Concern [Abstract]
Financial statements are issued going concern	one	one
Net cash provided by (used in) operating activities	¥ (399,737,207)	$ (2,939,460)	¥ 100,266,688	¥ 34,521,751
working capital	58,603,691	430,941
Cash	¥ 177,886,393				$ 1,308,085
Received aggregate gross proceeds		$ 6